Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal Trust III
Entity Central Index Key	0001722388
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000198447
Shareholder Report [Line Items]
Fund Name	Impact Shares YWCA Women's Empowerment ETF
Trading Symbol	WOMN
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Impact Shares YWCA Women's Empowerment ETF (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impactetfs.org/womn-etf/. You can also request this information by calling 844-448-3383.
Additional Information Phone Number	844-448-3383
Additional Information Website	https://impactetfs.org/womn-etf/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares YWCA Women's Empowerment ETF	$82	0.75%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar® Women’s Empowerment Index that is designed to measure the performance of U.S. large-capitalization and mid-capitalization companies that are “empowering to women,” and to exhibit risk and return characteristics similar to those of the Russell 1000 Index. The Fund’s underlying benchmark is the Morningstar Women’s Empowerment Index (the “Underlying Index”). From July 1, 2023 through June 30, 2024 (the “Reporting Period”), the total return for the Fund was 19.64%, and the return for the Russell 1000 was 23.88%. The trailing twelve months ending June 2024 was defined by the broad equity market performance being driven by the FED and continued rate uncertainty. Inflation showed signs of improvement towards the end of the period, inching closer to the Fed's 2% target after a series of unexpectedly high Consumer Price Index (CPI) reports in early 2024. This shift in inflation data led to evolving market sentiments and prompted the Fed to adopt a more positive tone ending the period with a high likelihood of multiple rate cuts in the second half of 2024. Additionally, the Russell 1000 was enjoyed exceptional returns from technology and communications companies associated with AI continuing their rally, the fund did not have as much exposure to these high flying names as did the index. Meanwhile, uncertainty around the presidential election results contributed in market volatility, with potential implications on economic policies.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Impact Shares YWCA Women's Empowerment ETF - $22480	Russell 1000 Index (USD)* - $20529	Morningstar Women's Empowerment Index - $19460	Morningstar US Large-Mid Cap Index - $20119
Aug/18	$10000	$10000	$10000	$10000
Jun/19	$10471	$10382	$10303	$10356
Jun/20	$11719	$11159	$11201	$11133
Jun/21	$17913	$15965	$15550	$15765
Jun/22	$15768	$13884	$13789	$13620
Jun/23	$18790	$16572	$16282	$16200
Jun/24	$22480	$20529	$19460	$20119

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Impact Shares YWCA Women's Empowerment ETF	19.64%	16.51%	14.84%
Russell 1000 Index (USD)*	23.88%	14.61%	13.07%
Morningstar Women's Empowerment Index	19.52%	13.56%	12.04%
Morningstar US Large-Mid Cap Index	24.19%	14.21%	12.68%

AssetsNet	$ 55,779,835
Holdings Count | Holding	180
Advisory Fees Paid, Amount	$ 353,066
InvestmentCompanyPortfolioTurnover	33.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$55,779,835	180	$353,066	33%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Short-Term Investment	0.1%
Materials	1.5%
Real Estate	1.9%
Utilities	2.0%
Energy	5.9%
Communication Services	7.6%
Consumer Staples	7.8%
Industrials	8.0%
Consumer Discretionary	11.0%
Financials	13.7%
Health Care	14.8%
Information Technology	25.9%
Footnote	Description
Footnote	* Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Amazon.com	5.4%
Apple	5.1%
Meta Platforms, Class A	5.1%
Eli Lilly	3.6%
Microsoft	2.9%
Exxon Mobil	2.8%
Adobe	2.4%
Salesforce	2.4%
UnitedHealth Group	2.4%
Visa, Class A	2.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	844-448-3383
Updated Prospectus Web Address	https://impactetfs.org/womn-etf/
C000198448
Shareholder Report [Line Items]
Fund Name	Impact Shares NAACP Minority Empowerment ETF
Trading Symbol	NACP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Impact Shares NAACP Minority Empowerment ETF (the "Fund") for the period from July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://impactetfs.org/nacp-etf/. You can also request this information by calling 844-448-3383.
Additional Information Phone Number	844-448-3383
Additional Information Website	https://impactetfs.org/nacp-etf/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Shares NAACP Minority Empowerment ETF	$55	0.49%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, track the performance of the Morningstar Minority Empowerment Index that is designed to measure the performance of large-capitalization and mid-capitalization companies that are “empowering to communities of color,” and to exhibit risk and return characteristics similar to those of the Morningstar US Large-Mid Cap® Index (the “Parent Index”). The Fund’s underlying benchmark is the Morningstar Minority Empowerment Index (the “Underlying Index”). The Parent Index is our primary broad-market benchmark for the Fund’s performance. From July 1, 2023 through June 30, 2024 (the “Reporting Period”), the total return for the Fund was 26.38% and the return for the Russell 1000 Index was 23.88%. The trailing twelve months ending June 2024 was defined by the broad equity market performance being driven by the FED and continued rate uncertainty. Inflation showed signs of improvement towards the end of the period, inching closer to the Fed's 2% target after a series of unexpectedly high Consumer Price Index (CPI) reports in early 2024. This shift in inflation data led to evolving market sentiments and prompted the Fed to adopt a more positive tone ending the period with a high likelihood of multiple rate cuts in the second half of 2024. Additionally, the Russell 1000 was enjoyed exceptional returns from technology and communications companies associated with AI continuing their rally, the fund did not have as much exposure to these high flying names as did the index. Meanwhile, uncertainty around the presidential election results contributed in market volatility, with potential implications on economic policies.

Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
Line Graph [Table Text Block]
	Impact Shares NAACP Minority Empowerment ETF - $22355	Russell 1000 Index (USD)* - $20997	Morningstar Minority Empowerment Index - $20678	Morningstar US Large-Mid Cap Index - $20562
Jul/18	$10000	$10000	$10000	$10000
Jun/19	$10737	$10618	$10743	$10584
Jun/20	$11887	$11413	$11309	$11378
Jun/21	$17041	$16329	$15750	$16113
Jun/22	$14877	$14200	$13834	$13920
Jun/23	$17689	$16950	$16462	$16557
Jun/24	$22355	$20997	$20678	$20562

Average Annual Return [Table Text Block]
Fund/Index Name	1 Year	5 Years	Annualized Since Inception
Impact Shares NAACP Minority Empowerment ETF	26.38%	15.80%	14.46%
Russell 1000 Index (USD)*	23.88%	14.61%	13.26%
Morningstar Minority Empowerment Index	25.61%	13.99%	12.97%
Morningstar US Large-Mid Cap Index	24.19%	14.21%	12.87%

AssetsNet	$ 47,335,708
Holdings Count | Holding	165
Advisory Fees Paid, Amount	$ 209,971
InvestmentCompanyPortfolioTurnover	37.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$47,335,708	165	$209,971	37%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Real Estate	0.7%
Short-Term Investment	0.7%
Materials	1.2%
Utilities	3.0%
Consumer Staples	3.8%
Energy	5.7%
Consumer Discretionary	7.5%
Industrials	10.2%
Health Care	10.6%
Financials	11.0%
Communication Services	13.3%
Information Technology	32.6%
Footnote	Description
Footnote	* Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Microsoft	5.6%
Amazon.com	5.5%
Apple	5.3%
NVIDIA	4.9%
QUALCOMM	4.1%
Meta Platforms, Class A	3.9%
Accenture PLC, Class A	3.7%
International Business Machines	3.1%
Alphabet, Class A	3.0%
Alphabet, Class C	2.7%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	844-448-3383
Updated Prospectus Web Address	https://impactetfs.org/nacp-etf/